UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.02	$ 0.02	$ 0.02	$ 0.02